Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 303	SFr 596	SFr 170	SFr 899	SFr (132)
Net income attributable to shareholders for basic earnings per share	303	596	170	899	(132)
Available for common shares	303	596	167	899	(135)
Available for unvested share-based payment awards	0	0	3	0	3
Net income/(loss) attributable to shareholders for diluted earnings per share	303	596	170	899	(132)
Available for common shares	303	596	167	899	(135)
Available for unvested share-based payment awards	SFr 0	SFr 0	SFr 3	SFr 0	SFr 3
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,309.6	2,214.2	2,106.8	2,261.9	2,087.9
Dilutive share options and warrants (in shares)	4.2	3.8	3.7	4.0	0.0
Dilutive share awards (in shares)	40.3	55.1	43.0	47.7	0.0
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,354.1	2,273.1	2,153.5	2,313.6	2,087.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	0.1	0.1	1.2	0.1	5.8
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.13	SFr 0.27	SFr 0.08	SFr 0.40	SFr (0.06)
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.13	SFr 0.26	SFr 0.08	SFr 0.39	SFr (0.06)
Weighted-average potential dilutive common shares	10.4	7.8	12.0	9.1	9.8
Weighted-average share options and warrants (antidilutive)	0.0	0.0	0.0	0.0	3.0
Weighted-average share awards (antidilutive)	0.0	0.0	0.0	0.0	48.4